Subsequent Events - Additional Information (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Subsequent Event [Member] | Advertising Costs Commitement [Member] | Life Wallet LLC [Member]
Subsequent Event [Line Items]
Other commitments remainder of fiscal year	$ 1.5